FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE N - FAIR VALUE MEASUREMENTS

The Company is required to disclose the estimated fair value of financial instruments, both assets and liabilities on and off the balance sheet, for which it is practicable to estimate fair value. These fair value estimates are made at December 31 of each year, based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price an asset could be sold at or the price a liability could be settled for. However, given there is no active market or observable market transactions for many of the Company’s financial instruments, the Company has made estimates of many of these fair values which are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values. The methodologies for financial assets and financial liabilities are discussed below:

Cash and Due from Banks, Interest-Earning Deposits with Banks, Certificates of Deposit with Banks and Federal Funds Sold

The carrying amounts for cash and due from banks, interest-earning deposits with banks, certificates of deposit with banks and federal funds sold approximate fair value because of the short maturities of those instruments.

Investment Securities

Fair value for investment securities equals the quoted market price if such information is available. If a quoted market price is not available, fair value is estimated using independent pricing models or other model-based valuation techniques such as present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions.

Loans

The fair value of loans is estimated based on discounted expected cash flows. These cash flows include assumptions for prepayment estimates over each loan’s remaining life, considerations for the current interest rate environment compared to the weighted average rate of each portfolio and a credit risk component based on the historical and expected performance of each portfolio. The calculation does not include an estimate for illiquidity in the market.

Accrued Interest

The carrying amount is a reasonable estimate of fair value.

Deposits

The fair value of demand deposits, savings, money market and NOW accounts is the amount payable on demand at the reporting date. The fair value of time deposits is estimated by discounting expected cash flows using the rates currently offered for instruments of similar remaining maturities.

Federal Funds Purchased

Federal funds purchased approximate fair value because of the short maturity.

Capital Lease Obligation, Advances from the Federal Home Loan Bank and Long Term Subordinated Debt

The fair value of borrowings is based upon discounted expected cash flows using current rates at which borrowings of similar maturity could be obtained.

Financial Instruments with Off-Balance Sheet Risk

With regard to commitments to extend credit discussed in Note M, the fair value amounts are not material.

The carrying amounts and estimated fair values of the Company’s financial instruments, none of which are held for trading purposes, are as follows at December 31, 2016 and December 31 2015:

		Fair Value Measurements at December 31, 2016 using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
Dollars in thousands	Carrying Value	Level 1	Level 2	Level 3	Balance
ASSETS
Cash and due from banks	$8,063	$8,063	$—	$—	$8,063
Interest earning deposits with banks	18,086	18,086	—	—	18,086
Certificate of deposits with banks	1,498	—	1,498	—	1,498
Securities available for sale	27,063	1,112	25,201	750	27,063
Net loans	305,099	—	—	305,714	305,714
Accrued interest receivable	945	—	945	—	945

LIABILITIES
Deposits	$318,665	$—	$311,464	$—	$311,464
Capital lease obligation	268	—	268	—	268
FHLB Advances	14,100	—	14,115	—	14,115
Long term subordinated debt	9,605	—	9,616	—	9,616
Accrued interest payable	287	—	287	—	287

		Fair Value Measurements at December 31, 2015 using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
Dollars in thousands	Carrying Value	Level 1	Level 2	Level 3	Balance
ASSETS
Cash and due from banks	$4,720	$4,720	$—	$—	$4,720
Interest earning deposits with banks	70	70	—	—	70
Certificate of deposits with banks	1,498	—	1,498	—	1,498
Federal funds sold	23	23	—	—	23
Securities available for sale	22,933	1,038	21,145	750	22,933
Net loans	288,639	—	—	292,345	292,345
Accrued interest receivable	986	—	986	—	986

LIABILITIES
Deposits	$284,794	$—	$277,308	$—	$277,308
Capital lease obligation	326	—	326	—	326
Federal funds purchased	2,355	2,355	—	—	2,355
FHLB Advances	13,000	—	13,031	—	13,031
Accrued interest payable	58	—	58	—	58

During the first quarter of 2016, management reevaluated its fair value leveling methodology and the inputs utilized in determining the valuation of deposits for the current and prior periods. Management concluded that due to the significant reliance on observable inputs, the fair values of its deposits should be classified as Level 2 rather than Level 3 as previously disclosed. Therefore deposits with a carrying value of $284,794 and a fair value of $277,308 as of December 31, 2015 were reclassified from Level 3 to Level 2.

The Company utilizes fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Securities available-for-sale are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis. These nonrecurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets.

Fair Value Hierarchy

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1 Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2 Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques included use of option pricing models, discounted cash flow models and similar techniques. Following is a description of valuation methodologies used for assets and liabilities recorded at fair value.

Investment Securities Available-for-Sale

Investment securities available-for-sale, are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing modes or other model-based valuation techniques such as present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange and U.S. Treasury securities that are traded by dealers or brokers in an active over-the-counter market. Level 2 securities include U.S. government agencies securities, mortgage-backed securities issued by government-sponsored entities and municipal bonds. Securities classified as Level 3 include a corporate debt security and a common stock in a less liquid market. The value of the corporate debt security is determined via the going rate of a similar debt security if it were to enter the market at period end. The derived market value requires significant management judgment and is further substantiated by discounted cash flow methodologies. There have been no changes in valuation techniques for the year ended December 31, 2016. Valuation techniques are consistent with techniques used in prior periods.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The table below presents the recorded amount of assets and liabilities measured on a recurring basis.

	Total	Level 1	Level 2	Level 3
Dollars in thousands
December 31, 2016
U.S. Government and federal agency	$6,543	$—	$6,543	$—
Government sponsored enterprises *	18,658	—	18,658	—
Corporate debt securities	750	—	—	750
Equity securities	1,112	1,112	—	—
Total	$27,063	$1,112	$25,201	$750

December 31, 2015
U.S. Government and federal agency	$15,543	$—	$15,543	$—
Government sponsored enterprises *	5,602	—	5,602	—
Corporate debt securities	750	—	—	750
Equity securities	1,038	1,038	—	—
Total	$22,933	$1,038	$21,145	$750

* Such as FNMA, FHLMC and FHLB

The Company did not have any transfers between Levels 1, 2, or 3 during the years ended December 31, 2016 or 2015.

The tables below present the changes during the years ended December 31, 2016 and December 31, 2015 in the amount of Level 3 assets measured on a recurring basis.

	December 31, 2016	December 31, 2015
Dollars in thousands
Balance, beginning of year	$750	$638
Additions	—	—
Change in valuation recognized in OCI	—	112
Balance, end of year	$750	$750

Impaired Loans

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures it for impairment. The fair value of impaired loans is estimated using one of several methods, including collateral value, a loan’s observable market price and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value exceeds the recorded investments in such loans. At December 31, 2016 the discounted cash flows method was used in determining the fair value of ten loans totaling $3.3 million and the fair value of the collateral method was used in the other thirty-three loans totaling $3.8 million. At December 31, 2015 the discounted cash flows method was used in determining the fair value of eight loans totaling $3.1 million and the fair value of the collateral method was used in the other forty-one loans totaling $4.2 million. Impaired loans where an allowance is established based on the fair value of collateral and also when written down with the discounted cash flow method require classification in the fair value hierarchy. The fair value of the collateral for an impaired loan is classified as level 3. Although appraisals of these properties are frequently based on comparable properties, they are not identical. Significant unobservable assumptions will need to be used in assessing the value.

When the discounted cash flows method is used, the Company records the impaired loan as nonrecurring Level 3. There have been no changes in valuation techniques for the year ended December 31, 2016. Valuation techniques are consistent with techniques used in prior periods.

The following table presents impaired loans that were re-measured and reported at fair value through a specific valuation allowance allocation of the allowance for loan losses based upon the fair value of the underlying collateral or discounted cash flows at December 31, 2016 and December 31, 2015.

	December 31, 2016		December 31, 2015
Dollars in thousands	Level 2	Level 3	Level 2	Level 3
Carrying value of impaired loans before allocations	$—	$2,829	$—	$1,628
Specific valuation allowance allocations	—	(914)	—	(214)
Carrying value of impaired loans after allocations	$—	$1,915	$—	$1,414

Foreclosed Assets

Other real estate owned (“OREO”) is adjusted to fair value upon transfer of the loans to OREO. Subsequently, OREO is carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. The fair value of OREO is classified as level 3. Although appraisals of these properties are frequently based on comparable properties, they are not identical. Significant unobservable assumptions will need to be used in assessing the value.There have been no changes in valuation techniques for the year ended December 31, 2016. Valuation techniques are consistent with techniques used in prior periods.

The following table presents foreclosed assets that were re-measured and reported at fair value:

	December 31, 2016	December 31, 2015
Dollars in thousands
Foreclosed assets re-measured at initial recognition:
Carrying value of foreclosed assets prior to re-measurement	$229	$725
Charge-offs recognized in the allowance for loan losses	(1)	(16)
Fair value	$228	$709

Foreclosed assets re-measured subsequent to initial recognition:
Carrying value of foreclosed assets prior to re-measurement	$1,156	$1,570
Write-downs included in foreclosed asset expense, net	(373)	(285)
Fair value	$783	$1,285

Assets measured at fair value on a nonrecurring basis are included in the table below.

	Total	Level 1	Level 2	Level 3
Dollars in thousands
December 31, 2016
Foreclosed assets	$1,011	$—	$—	$1,011
Impaired loans	1,915	—	—	1,915
Total	$2,926	$—	$—	$2,926

December 31, 2015
Foreclosed assets	$1,994	$—	$—	$1,994
Impaired loans	1,414	—	—	1,414
Total	$3,408	$—	$—	$3,408

Quantitative Information About Level 3 Fair Value Measurements:

	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Dollars in thousands
December 31, 2016
Impaired loans	$1,915	Discounted cash flows	Discount rate	4.25 – 6.50%	5.89%
Foreclosed assets	1,011	Discounted appraisals	Appraisal adjustments	15.11 – 60.47%	30.75%

December 31, 2015
Impaired loans	$168	Discounted appraisals	Appraisal adjustments	15.00%	15.00%
Impaired loans	1,246	Discounted cash flows	Discount rate	5.75 – 8.50%	7.24%
Foreclosed assets	1,994	Discounted appraisals	Appraisal adjustments	6.00% - 57.32%	17.32%